Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	[1]
Assets
Cash and cash equivalents	$ 210,186	$ 0
Trade and other receivables	881,432	927,654
Inventoried supplies	19,529	17,962
Current taxes recoverable	26,074	11,996
Prepaid expenses	60,035	65,810
Assets held for sale	11,906	13,627
Current assets	1,209,162	1,037,049
Property and equipment	2,779,326	2,891,087
Right-of-use assets	590,216	536,748
Intangible assets	2,864,436	2,642,933	[2]
Investments	24,954	22,097
Other assets	30,729	22,188
Deferred tax assets	10,412	13,724	[3]
Non-current assets	6,300,073	6,128,777
Total assets	7,509,235	7,165,826	[2]
Liabilities
Bank indebtedness	8,256	6,777
Trade and other payables	667,246	639,190
Current taxes payable	7,609	11,995
Provisions	86,864	99,540
Other financial liabilities	12,713	15,220
Long-term debt	222,498	93,453
Lease liabilities	165,291	152,449
Current liabilities	1,170,477	1,018,624
Long-term debt	2,355,477	2,309,428
Lease liabilities	472,473	421,213
Employee benefits	46,405	70,456
Provisions	142,159	159,936
Other financial liabilities	97,866	4,466
Deferred tax liabilities	546,751	508,428	[3]
Non-current liabilities	3,661,131	3,473,927
Total liabilities	4,831,608	4,492,551	[2]
Equity
Share capital	1,125,109	1,135,500
Contributed surplus	32,331	30,971
Accumulated other comprehensive income	(257,796)	(331,903)
Retained earnings	1,777,983	1,838,707
Total equity	2,677,627	2,673,275
Total liabilities and equity	$ 7,509,235	$ 7,165,826

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))
[2]	(2) Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c)).
[3]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))